Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000933691
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 10, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jun. 10, 2022
Prospectus Date	rr_ProspectusDate	Apr. 25, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement Dated June 10, 2022

To The Prospectus Dated April 25, 2022

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Effective May 16, 2022, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/BlackRock Large Cap Select Growth Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Lawrence Kemp, CFA	September 2013	Managing Director, BlackRock
Phil Ruvinsky	April 2020	Managing Director, BlackRock
Caroline Bottinelli	May 2022	Director, BlackRock

Effective June 2, 2022, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” sub-section, “Global Macro Strategy,” for the JNL Multi-Manager Alternative Fund, please delete the first paragraph in the entirety and replace with the following:

Western Asset Management Company, LLC (“Western Asset”) focuses under normal circumstances seeking to achieve its investment objective by implementing an opportunistic investing strategy. Western Asset attempts to identify and capitalize on attractive relative-value opportunities principally in fixed-income markets around the globe by investing in a variety of securities and other instruments. The strategy invests in fixed-income securities, up to 50% below investment-grade and up to 50% in un-hedged non-U.S. investments, and may also invest up to 50% emerging markets, including China.

Effective June 2, 2022, in the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, after the last bulleted paragraph please add the following:

•	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, repatriation of capital, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Effective June 2, 2022, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” under “Sub-Adviser” for the JNL Multi-Manager Alternative Fund, please add the following:

Sub-Sub-Adviser:

Western Asset Management Company Pte. Ltd.

Effective June 2, 2022, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” sub-section, “River Road Small-Mid Cap Value II (SMID II) Strategy,” for the JNL Multi-Manager Small Cap Value Fund, please delete the first paragraph in the entirety and replace with the following:

River Road Asset Management, LLC (“River Road”) constructs the Small-Mid Cap Value II (SMID II) Strategy by investing primarily in equity securities of small- and mid-capitalization companies that River Road believes are undervalued. The market capitalizations within the SMID II Strategy may vary but they generally range from approximately $500 million to $15 billion at the time of initial purchase. This capitalization range will change over time. The SMID II Strategy may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. The SMID II Strategy may also invest in companies of other market capitalizations, real estate investment trusts (REITs), BDC-RICs, convertible securities, and foreign stocks.

Effective March 31, 2022, in the section entitled, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/WCM Focused International Equity Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Paul R. Black	September 2013	Portfolio Manager and CEO, WCM
Peter J. Hunkel	September 2013	Portfolio Manager, WCM
Michael B. Trigg	September 2013	Portfolio Manager and President, WCM
Sanjay Ayer, CFA	June 2020	Portfolio Manager, WCM
Jon Tringale	March 2022	Portfolio Manager, WCM

Effective June 2, 2022, in the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” sub-section, “Global Macro Strategy,” for the JNL Multi-Manager Alternative Fund, please delete the first paragraph in the entirety and replace with the following:

Western Asset Management Company, LLC (“Western Asset”) focuses under normal circumstances seeking to achieve its investment objective by implementing an opportunistic investing strategy. Western Asset attempts to identify and capitalize on attractive relative-value opportunities principally in fixed-income markets around the globe by investing in a variety of securities and other instruments. The strategy invests in fixed-income securities, up to 50% below investment-grade and up to 50% in un-hedged non-U.S. investments, and may also invest up to 50% emerging markets, including China.

Effective June 2, 2022, in the section, “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, after the last bullet please add the following:

•	China risk

Effective June 2, 2022, in the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager Alternative Fund, after the first paragraph of the disclosure for “Western Asset Capital Management, LLC,” please add the following:

Western Asset Management Company Pte. Ltd. (“Western Asset Pte. Ltd.”) serves as a Sub-Sub-Adviser to the Fund. Western Asset Pte. Ltd. is located at 1 George Street #23-01, Singapore 049145.

Effective June 2, 2022, in the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” sub-section, “River Road Small-Mid Cap Value II (SMID II) Strategy,” for the JNL Multi-Manager Small Cap Value Fund, please delete the first paragraph in the entirety and replace with the following:

River Road Asset Management, LLC (“River Road”) constructs the Small-Mid Cap Value II (SMID II) Strategy by investing primarily in equity securities of small- and mid-capitalization companies that River Road believes are undervalued. The market capitalizations within the SMID II Strategy may vary but they generally range from approximately $500 million to $15 billion at the time of initial purchase. This capitalization range will change over time. The SMID II Strategy may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. The SMID II Strategy may also invest in companies of other market capitalizations, real estate investment trusts (REITs), BDC-RICs, convertible securities, and foreign stocks.

Effective May 16, 2022, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/BlackRock Large Cap Select Growth Fund, after the third paragraph please add the following:

Caroline Bottinelli, Director and research analyst, is a member of the Fundamental Large Cap Growth team within the Fundamental Active Equity business of BlackRock's Active Equity Group. Prior to joining BlackRock in 2016, Ms. Bottinelli completed her Masters of Business Administration degree at Harvard University. Ms. Bottinelli began her investment career as an Equity Research Associate at J.P. Morgan, focusing on the media and entertainment industry. Ms. Bottinelli holds a Bachelor of Science degree in Operations Research and Financial Engineering from Princeton University.

Effective March 31, 2022, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/WCM Focused International Equity Fund, please delete the second paragraph in the entirety and replace with the following:

The portfolio managers of the Sub-Adviser responsible for the oversight of the Fund are Messrs. Paul R. Black, Peter J. Hunkel, Michael B. Trigg, Sanjay Ayer, and Jon Tringale. Information regarding the portfolio managers of the Fund is set forth below.

Effective March 31, 2022, in the section entitled, “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL/WCM Focused International Equity Fund, after the sixth paragraph please add the following:

Jon Tringale is a Portfolio Manager. Mr. Tringale joined WCM in 2015. His primary responsibility is portfolio management for WCM’s global, fundamental growth strategies. Since he began his investment career in 2008, Mr. Tringale’s experience includes positions as an Analyst, on the trading floor with Wedbush Securities, and as Vice President at Gerson Lehrman Group. Mr. Tringale earned his B.S. (cum laude) in Finance from San Jose State University (California).

Effective June 1, 2022, in the section entitled, “Management of the Trust,” under, “Management Fee,” please delete the table row for the JNL/WMC Equity Income Fund in the entirety and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2021
JNL/WMC Equity Income Fund	$0 to $500 million	.440%
	$500 million to $1 billion	.430%
	Over $1 billion	.420%	0.46%

This Supplement is dated June 10, 2022.

JNL Multi-Manager Alternative Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective June 2, 2022, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” sub-section, “Global Macro Strategy,” for the JNL Multi-Manager Alternative Fund, please delete the first paragraph in the entirety and replace with the following:

Western Asset Management Company, LLC (“Western Asset”) focuses under normal circumstances seeking to achieve its investment objective by implementing an opportunistic investing strategy. Western Asset attempts to identify and capitalize on attractive relative-value opportunities principally in fixed-income markets around the globe by investing in a variety of securities and other instruments. The strategy invests in fixed-income securities, up to 50% below investment-grade and up to 50% in un-hedged non-U.S. investments, and may also invest up to 50% emerging markets, including China.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Effective June 2, 2022, in the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, after the last bulleted paragraph please add the following:

•	China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, repatriation of capital, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

JNL Multi-Manager Small Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective June 2, 2022, in the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” sub-section, “River Road Small-Mid Cap Value II (SMID II) Strategy,” for the JNL Multi-Manager Small Cap Value Fund, please delete the first paragraph in the entirety and replace with the following:

River Road Asset Management, LLC (“River Road”) constructs the Small-Mid Cap Value II (SMID II) Strategy by investing primarily in equity securities of small- and mid-capitalization companies that River Road believes are undervalued. The market capitalizations within the SMID II Strategy may vary but they generally range from approximately $500 million to $15 billion at the time of initial purchase. This capitalization range will change over time. The SMID II Strategy may continue to hold securities of a portfolio company that subsequently drops below or appreciates above this capitalization threshold. The SMID II Strategy may also invest in companies of other market capitalizations, real estate investment trusts (REITs), BDC-RICs, convertible securities, and foreign stocks.